Condensed Consolidated Statements of Income (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenues:
Lease rental income	$ 85,147	$ 61,268	$ 240,555	$ 167,590
Management fees	7,397	7,760	22,696	21,065
Trading container sales proceeds	9,024	2,211	19,444	9,846
Gains on sale of containers, net	7,913	4,389	23,724	21,379
Total revenues	109,481	75,628	306,419	219,880
Operating expenses (income):
Direct container expense	4,480	4,107	12,753	21,448
Cost of trading containers sold	8,047	1,819	17,237	7,900
Depreciation expense	18,809	14,891	61,676	40,922
Amortization expense	1,443	1,636	4,775	4,788
General and administrative expense	5,801	5,146	18,042	16,095
Short-term incentive compensation expense	1,259	1,347	3,712	3,463
Long-term incentive compensation expense	1,356	1,062	4,464	4,200
Bad debt expense (recovery), net	1,681	227	2,225	(254)
Gain on sale of containers to noncontrolling interest			(19,773)
Total operating expenses, net	42,876	30,235	105,111	98,562
Income from operations	66,605	45,393	201,308	121,318
Other income (expense):
Interest expense	(13,708)	(6,058)	(30,242)	(11,493)
Interest income	6	8	20	14
Realized losses on interest rate swaps and caps, net	(2,763)	(2,292)	(8,170)	(7,399)
Unrealized losses on interest rate swaps, net	(3,516)	(3,188)	(5,758)	(9,516)
Other, net	12	(492)	(118)	(829)
Other expense, net	(19,969)	(12,022)	(44,268)	(29,223)
Income before income tax and noncontrolling interest	46,636	33,371	157,040	92,095
Income tax (expense) benefit	(1,131)	49	(7,511)	(3,219)
Net income	45,505	33,420	149,529	88,876
Net loss (income) attributable to the noncontrolling interest	295	(2,752)	(14,842)	(8,892)
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 45,800	$ 30,668	$ 134,687	$ 79,984
Net income attributable to Textainer Group Holdings Limited common shareholders
Basic	$ 0.94	$ 0.64	$ 2.76	$ 1.67
Diluted	$ 0.92	$ 0.62	$ 2.70	$ 1.63
Weighted average shares outstanding (in thousands):
Basic	48,916	48,171	48,832	47,907
Diluted	49,692	49,441	49,809	49,039